Other expenses (Tables)	6 Months Ended
Dec. 31, 2024
Other expenses [Abstract]
Other Expenses

	Half year ended 31 Dec 2024	Half year ended 31 Dec 2023
	$'000	$'000

General and administrative expenses	968	654
Consulting and professional costs	742	1,205
Depreciation and amortisation	131	125

	1,841	1,984